Note 10 - Long-term Debt and Financing - Finance costs (Details) (Parentheticals) $ in Thousands, $ in Millions	Dec. 31, 2018 CAD ($)		Sep. 12, 2018 USD ($)	Feb. 22, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Oct. 05, 2016 CAD ($)	Sep. 30, 2011 CAD ($)
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.75%	[1]	8.75%
Notional amount			$ 250.0
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[2]		6.75%	6.75%
Notional amount	$ 100,000	[2]		$ 100,000	$ 100,000
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.75%	[3]			6.75%	6.75%
Notional amount	$ 160,000	[3]			$ 160,000	$ 160,000
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate					5.75%		5.75%
Notional amount							$ 100,000

[1]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading U.S.-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year plus fees, and will mature on September 12, 2023. Warrants totalling 7.5 million were issued to the counterparties at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants has been assessed as nominal. As at December 31, 2018, US$97.0 million was drawn from the 8.75% loan. The 8.75% loan has three tranches. The first tranche is earmarked for general corporate purposes, including to pay down Just Energy's credit facility. The second tranche is earmarked towards the settlement of Just Energy's 6.5% convertible bonds. The third tranche is earmarked for investments and future acquisitions.
[2]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021.